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Protective Life Corporation
Post Office Box 2606
Birmingham, Alabama 35202
205-879-9230
        Steve Callaway
        Senior Associate Counsel
        Writer's Direct Number: (205) 868-3804
        Facsimile Number: (205) 868-3597
        Toll-Free Number: (800) 627-0220

April 30, 2002

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

    RE:    Protective Life and Annuity Insurance Company
    Variable Annuity Account A of Protective Life
    Protective Variable Annuity
    Filing Pursuant to Rule 497(j) for
    File No. 333-76952; 811-8537

Commissioners:

        On behalf of Protective Life and Annuity Insurance Company and Variable Annuity Account A of Protective Life, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the form of the Statement of Additional Information ("SAI") being used in connection with the offering of the "Elements® Classic" variable annuity, a variable deferred annuity contract, and otherwise required to be filed under Rule 497(c) does not differ from the SAI contained in Pre-Effective Amendment No. 1 for Variable Annuity Account A of Protective Life as filed with the Commission on April 22, 2002 via EDGARLINK.

        Please do not hesitate to call the undersigned at (800) 627-0220 if you have any questions.

                    Sincerely,

                    /s/ Steve M. Callaway
                    Steve M. Callaway